Share Capital - Additional Information (Detail) - shares	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock	20.00%
Number of common shares authorized	unlimited
Shares outstanding	1,228,870,000	1,228,828,000	1,228,790,000
Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Shares outstanding	0	0
Stock Option Plan [Member]
Disclosure of classes of share capital [Line Items]
Shares available for future issuance	27,000,000	26,000,000